Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Accrued Expenses And Other Liabilities Abstract
Accrued payroll and welfare	$ 622,526	$ 519,241
Other payable for leasehold improvements	(1,403,258)	1,520,202
Accrued professional service expenses	327,068	327,733
Other current liabilities	789,232	1,162,310
Total	$ 3,142,084	$ 3,529,486